STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCK OPTIONS
5. STOCK OPTIONS

5. STOCK OPTIONS

The new Stock Plan (the “Plan”) allows for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant. The plan provides for stock options to be granted up to 10% of the outstanding common stock shares.

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The following table summarizes the Company’s stock option activity and related information for the nine months ended September 30, 2021:

	Number of Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value of In-the-Money Options (in thousands)

Options outstanding as of January 1, 2021	1,800,000	$0.49
Options granted	25,000	$0.48
Options exercised	-	$-
Options forfeited	(167,614)	$0.48
Options expired	-	$-
Options outstanding as of September 30, 2021	1,657,386	$0.49	8.8 years	$127
Options exercisable as of September 30, 2021	1,009,705	$0.49	8.8 years	$71

The aggregate intrinsic value is calculated as the difference between the Company’s closing stock price as of September 30, 2021 and the exercise price, multiplied by the number of options. As of September 30, 2021, there was $312,693 total unrecognized stock-based compensation expense. Such costs are expected to be recognized over a weighted average period of approximately 1.75 years. The weighted-average fair value of awards granted was $0.47 and $0.48 during the nine months ended September 30, 2021 and 2020, respectively.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period. The following weighted-average assumptions were used to calculate stock-based compensation expense:

	September 30,	September 30,
	2021	2020
Expected term (years)	10 years	10 years
Volatility	153.1%	153.12%
Risk-free interest rate	0.98%	0.98%
Dividend yield	0.00%	0.00%

6. STOCK OPTIONS

The Company’s 1995 Stock Plan (the “Plan”) has expired pursuant to its terms, so zero shares remained available for issuance at December 31, 2020 and 2019. The Plan allowed for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant. As of December 31, 2020, and 2019, there were no stock options outstanding and exercisable.

On July 14, 2020, the Company granted 1,800,000 stock options to employees and consultants. The new Stock Plan (the “Plan”) allows for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant. The plan provides for stock options to be granted up to 10% of the outstanding common stock shares.

The fair value of options issued during the year ended December 31, 2020 was estimated using the Black-Scholes option-pricing model and the following assumptions:

●	a dividend yield of 0%;

●	an expected life of 10 years;

●	volatility of 153.1%; and

●	risk-free interest rate of 0.98%.

The fair value of each option grant made during 2020 was estimated on the date of each grant using the Black-Scholes option pricing model and recognized as stock based compensation rateably over the option vesting periods, which approximates the service period.

The following lists the stock options granted:

	Grant Date	Expiration Date	Vesting Period	Number of Stock Options Granted	Exercise Price	Black Sholes Valuation
Cartwright, Gene	7/14/20	7/13/30	Vesting(1)	400,000	$0.49	$0.483
Faupel, Mark	7/14/20	7/13/30	Vesting(1)	400,000	$0.49	$0.483
Imhoff, John	7/14/20	7/13/30	Immediate	50,000	$0.49	$0.483
James, Michael	7/14/20	7/13/30	Immediate	50,000	$0.49	$0.483
Clavijo, James	7/14/20	7/13/30	Vesting(1)	300,000	$0.49	$0.483
Battle, Lisa	7/14/20	7/13/30	Vesting(1)	178,000	$0.49	$0.483
Sufka, Melissa	7/14/20	7/13/30	Vesting(1)	178,000	$0.49	$0.483
Waterstreet, Aleksandra	7/14/20	7/13/30	Vesting(1)	178,000	$0.49	$0.483
Wells, William	7/14/20	7/13/30	18 months	66,000	$0.49	$0.483

25% immediate and 25% each year thereafter; 36 months in total

As of December 31, 2020, the Company has issued and outstanding options to purchase a total of 1,800,000 shares of common stock pursuant to the plan, at a weighted average exercise price of $0.49 per share.

As of December 31, 2020,

Stock options vested	641,909
Stock options unvested	1,158,091
Total stock options granted at December 31, 2020	1,800,000

Stock option activity for the year ended December 31, 2020 is as follows:

	December 31, 2020
	Shares	Weighted Average Exercise Price

Outstanding at beginning of year	-	-
Options granted	1,800,000	$0.49
Options exercised	-	-
Options expired/forfeited	-	-
Outstanding at end of the period	1,800,000	$0.49